File Number: 333-89354
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933

                                                             October 4, 2013

		Pioneer Multi-Asset Ultrashort Income Fund

	Supplement to the Prospectus and Summary Prospectus,
			each dated August 1, 2013


Effective December 1, 2013, the fund will change its investment objective. The following replaces the information issued under "Investment objectives" in the section entitled "Fund summary" and "More on the fund's investment objectives and strategies":

Investment objective

A high level of current income to the extent consistent with a relatively high level of stability of principal.










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                                       (C) 2013 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                   Member SIPC.